Subsequent Events (Details)		1 Months Ended		12 Months Ended
	Feb. 06, 2024 shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 THB (฿)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 THB (฿)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 THB (฿) shares	Mar. 31, 2024 THB (฿)	Mar. 28, 2024 USD ($)	Mar. 25, 2024 USD ($)	Dec. 31, 2023 THB (฿)	Jun. 22, 2022 USD ($)	Mar. 22, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares) | shares						20,000	20,000
Repaid amount				$ 3,100,000
Accrued interest				200,000
Tax refund amount				900,000	฿ 29,188,153	$ 1,600,000	฿ 56,107,574
VAT amount				100,166		$ 118,125
Tax refunded amount				160,000	฿ 5,400,000
Cash				$ 70,000.00							฿ 2,500,000	$ 840,000	$ 1,000,000
Subsequents Event [Member]
Subsequent Events (Details) [Line Items]
Purchase of agreement description	On February 6, 2024, the Company entered into a Sale and Purchase Agreement (the “Purchase Agreement”), by and among the Company, Handshake Networking Limited (“Handshake”), and three Hong Kong residents (the “Purchasers”), in which the Company sold 510 ordinary shares of Handshake, representing 51% of the issued and outstanding share capital of the Handshake, to the Purchasers in exchange for (i) $510 Hong Kong dollars (approximately $65) and (ii) the cancellation of 1,091 ordinary shares of the Company beneficially owned by the Purchasers. As a result of this transaction, Handshake ceased to be a subsidiary of the Company.
Ordinary shares (in Shares) | shares	510
Issued rate	51.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Repaid amount									$ 4	$ 2.2
Tax refund amount		$ 600,000	฿ 22,000,000
Aggregate amount		230,000						฿ 7,900,000
Underpayment taxes		160,000	฿ 5,400,000
VAT amount		$ 70,000.00						฿ 2,500,000